INVESTMENTS IN ASSOCIATES AND JOINT VENTURES - MTS Belarus (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
ASSETS
Non-current assets	₽ 656,849	₽ 629,322
Current assets	262,354	194,588
Liabilities
Non-current liabilities	(557,899)	(439,059)
Current liabilities	(328,614)	(348,457)
Statement of profit or loss
Revenue	494,926	470,605	₽ 446,238
Profit for the year	62,073	55,099	7,832
Total comprehensive income for the year	63,717	63,530	15,631
MTS Belarus
ASSETS
Non-current assets	20,008	19,496
Current assets	12,705	11,536
Liabilities
Non-current liabilities	(11,257)	(9,849)
Current liabilities	(10,999)	(11,995)
Total identifiable net assets	₽ 10,457	₽ 9,188
The Group's share in associate	49.00%	49.00%
The Group's share of identifiable net assets	₽ 5,124	₽ 4,502
Carrying amount of the Group's interest	5,124	4,502
Statement of profit or loss
Revenue	36,121	32,593	27,695
Profit for the year	10,267	9,354	7,752
The Group's share of the loss (profit) of the associate or joint venture for the year	5,031	4,583	3,799
Other comprehensive income/(loss) for the year (currency translation adjustment)	(397)	(842)	648
Total comprehensive income for the year	9,870	8,512	8,400
The Group's share of total comprehensive (income)/loss of the associate or joint venture for the year	4,836	4,171	4,116
Dividends received	(4,212)	(3,821)	(3,691)
Investments in individually insignificant associates and joint ventures
Statement of profit or loss
Profit for the year	1,048	(2,448)	(4,600)
The Group's share of the loss (profit) of the associate or joint venture for the year	273	(341)	(747)
Total comprehensive income for the year	1,048	(2,448)	(4,600)
The Group's share of total comprehensive (income)/loss of the associate or joint venture for the year	₽ 273	₽ (341)	₽ (747)